Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Opening Balance	$ 14,814	$ 11,748
Additions	190	438
Use	(65)	(71)
Accruals and charges	716	552
Cumulative translation adjustment	925	1,632
Closing Balance	$ 16,580	$ 14,299